Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 8,446
2025	6,208
2026	4,495
2027	3,163
2028	453
2029 and beyond	6,954
Total lease payments	29,719
Less: interest	(4,523)
Total lease liability	25,196
Current portion of lease liability	8,233	$ 7,953
Lease Liability related to Director	$ 16,963	$ 29,913